Subsequent Event - Additional Information (Detail) - Subsequent Event [Member] - Common Stock [Member]	Feb. 10, 2026 $ / shares
Subsequent Event [Line Items]
Date of Board Approval for Increase in Annual Cash Dividend Rate	Feb. 10, 2026
Effective date of increase in cash dividend rate	2026-04
Previous Rate [Member]
Subsequent Event [Line Items]
Annual cash dividend per share of common stock	$ 12
Current Rate [Member]
Subsequent Event [Line Items]
Annual cash dividend per share of common stock	$ 13.2